Form N-1A Supplement	Jan. 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard Dividend Growth FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Specialized Funds has approved amending the investment strategy for Vanguard Dividend Growth Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing primarily in stocks that tend to offer current dividends. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend growth stocks. For purposes of the 80% policy, a dividend growth stock is a stock that has paid a dividend within the past five years. The Fund focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically—but not always—will be large-cap, will be undervalued relative to the market, and will show potential for increasing dividends. The Fund seeks to be diversified across industry sectors.